Pension and Severance Plans (Accumulated Benefit Obligations for All Defined Benefit Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 998,501	¥ 1,028,690
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 329,989	¥ 331,975